Fees Summary	Jul. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,812,000
Previously Paid Amount	0.00
Total Fee Amount	802.64
Total Offset Amount	0.00
Net Fee	802.64
Narrative - Max Aggregate Offering Price	$ 5,812,000
Final Prospectus	true